Other assets	12 Months Ended
Dec. 31, 2023
Other assets
Other assets

11.Other assets

	2023	2022
Current
Partners in joint operations	845,590	871,409
Prepaid expenses	789,029	693,341
Advanced payments to contractors and suppliers	553,356	679,829
Trust funds	547,439	507,163
Related parties (Note 30)	84	1,087
Other assets	33,531	25,651
	2,769,029	2,778,480
Non–current
Abandonment and pension funds	648,980	568,066
Trust funds	245,790	184,464
Employee benefits	332,710	342,143
Advanced payments and deposits	55,178	87,684
Judicial deposits and attachments	47,264	54,776
Other assets	303,891	216,214
	1,633,813	1,453,347